SCUDDER

Scudder International Growth and Income Fund

Supplement to Prospectus Dated July 1, 1999

   The following replaces the table on page 19 of the fund's
   Prospectus:


   Generally taxed at ordinary income rates
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   o  short-term capital gains from selling fund shares
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   o  taxable income dividends you receive from the fund
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   o  short-term capital gains distributions you receive from the fund
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   Generally taxed at capital gains rates
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   o  long-term capital gains from selling fund shares
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   o  long-term capital gains distributions you receive from the fund
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   September 1, 1999